Significant accounting policies- Business combinations (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Assets [abstract]
Assets	R$ 55,078,840	R$ 46,343,100	R$ 46,343,100
Cash and cash equivalents	4,297,078	1,331,648	838,310	R$ 500,446
Other assets	2,093,833	1,425,508
Liabilities [abstract]
Liabilities	(47,710,614)	(39,253,996)	R$ (39,253,996)
Borrowings	(87,649)	(36,448)
Other liabilities	(1,260,327)	R$ (1,173,527)
Inter US Finance, LLC [Member]
Disclosure of detailed information about business combination [line items]
Cash	1,990
Share of Inter & Co	0
Total consideration transferred	1,990
Assets [abstract]
Assets	879
Cash and cash equivalents	860
Other assets	19
Liabilities [abstract]
Liabilities	(807)
Borrowings	(807)
Other liabilities	0
Total net fair value identifiable assets	72
Goodwill recognised as of acquisition date	1,918
Inter US Management, LLC [Member]
Disclosure of detailed information about business combination [line items]
Cash	939
Share of Inter & Co	388
Total consideration transferred	1,327
Assets [abstract]
Assets	238
Cash and cash equivalents	3
Other assets	235
Liabilities [abstract]
Liabilities	(25)
Borrowings	0
Other liabilities	(25)
Total net fair value identifiable assets	213
Goodwill recognised as of acquisition date	R$ 1,114